Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments under Operating Leases [Abstract]
Within 12 months	$ 30,462
More than 12 months and within 24 months	25,384
Total lease payments	55,846
Less: imputed interest	(2,653)
Total operating lease liabilities, net of interest	$ 53,193	$ 95,443